Document and Entity Information	0 Months Ended
Jun. 30, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2011
Registrant Name	RevenueShares ETF Trust
Central Index Key	0001384032
Amendment Flag	false
Document Creation Date	Oct. 26, 2012
Document Effective Date	Oct. 29, 2012
Prospectus Date	Oct. 29, 2012